Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2016
Organization and Principal Activities [Abstract]
Schedule of showing china finance online's significant subsidiaries, VIEs and VIEs' subsidiaries
Company name	Place of incorporation or establishment	Date of incorporation or acquisition	legal ownership interest	Principal activity
Subsidiaries:
China Finance Online (Beijing) Co., Ltd. (“CFO Beijing”)	Beijing, PRC	Jul. 9, 1998	100%	N/A
Fortune Software (Beijing) Co., Ltd. (“CFO Software”)	Beijing, PRC	Dec. 7, 2004	100%	N/A
Shenzhen Genius Information Technology Co., Ltd. (“CFO Genius”)	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Zhengyong Information & Technology (Shanghai) Co., Ltd. (“CFO Zhengyong”)	Shanghai, PRC	Aug. 17, 2008	100%	N/A
Zhengtong Information Technology (Shanghai) Co., Ltd (“CFO Zhengtong”)	Shanghai, PRC	Jun. 24, 2008	100%	N/A
Rifa Financial Holdings Limited (“Rifa Financial Holdings”) (Formerly known as “iSTAR Financial Holdings Limited”)	BVI	Jul. 16, 2007	85%	Investment holdings
Rifa Securities Limited (“Rifa Securities”) (Formerly known as “iSTAR International Securities Co. Limited”)	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
Rifa Futures Limited (“Rifa Futures”) (Formerly known as “iSTAR International Futures Co. Limited”)	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
Rifa Credit Limited (“Rifa Credit”) (Formerly known as “iSTAR International Credit Co. Limited”)	Hong Kong, PRC	Feb. 10, 2012	85%	N/A
Rifa Wealth Management Co. Limited (“Rifa Wealth Management”)	Hong Kong, PRC	Sep. 13, 2016	85%	Insurance brokerage service

Variable interest entities:
Beijing Fuhua Innovation Technology Development Co., Ltd. (“CFO Fuhua”)	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Fortune (Beijing) Qicheng Technology Co., Ltd. (“CFO Qicheng”)	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. (“CFO Newrand”)	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising
Shanghai Stockstar Wealth Management Co., Ltd. (“Stockstar Wealth Management”)	Shanghai, PRC	Apr. 12, 2011	Nil	N/A
Beijing Chuangying Advisory and Investment Co., Ltd. (“CFO Chuangying”)	Beijing, PRC	Jan. 9, 2009	Nil	P2P lending service
Beijing Huizhi Fortune Technology Co., Ltd. (“CFO Huizhi”)	Beijing, PRC	Jun. 14, 2012	Nil	N/A
Zhongheng Xintai (Beijing) Asset Management Co., Ltd. (“CFO Zhonghen Xintai”)	Beijing, PRC	Jun. 8, 2016	Nil	N/A

Subsidiaries of variable interest entities:
Shenzhen Newrand Securities Training Center (“CFO Newrand Training”)	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Fortune (Beijing) Huiying Investment Consulting Co., Ltd. (“CFO Huiying”)	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Tahoe Investment and Development Co., Ltd (“CFO Tahoe”)	Shenzhen, PRC	Sep. 30, 2013	Nil	N/A
Shenzhen Shangtong Software Co., Ltd. (“CFO Shenzhen Shangtong”)	Shenzhen, PRC	Sep. 23, 2009	Nil	N/A
Zhengjin (Tianjin) Precious Metals Investment Co., Ltd. (“CFO Zhengjin Tianjin”)	Tianjin, PRC	Jul. 23, 2013	Nil	Commodities brokerage
Zhengjin (Beijing) Wisdom Petroleum and Chemical Investment Management Co., Ltd. (“CFO Zhengjin Beijing”)	Beijing, PRC	Jan. 13, 2014	Nil	Commodities brokerage
Yinglibao (Beijing) Technology Co., Ltd. (“CFO Yinglibao”)	Beijing, PRC	Jan. 15, 2014	Nil	Internet-based financial platform
Zhengjin (Qingdao) Wisdom Trading Co., Ltd. (“CFO Zhengjin Qingdao”)	Qingdao, PRC	Sep. 4, 2014	Nil	Commodities brokerage
Zhengjin (Jiangsu) Precious Metals Co., Ltd. (“CFO Zhengjin Jiangsu”)	Nanjing, PRC	Nov. 19, 2014	Nil	Commodities brokerage
Zhengjin (Fujian) Precious Metals Co., Ltd. (“CFO Zhengjin Fujian”)	Fujian, PRC	Jan. 6, 2013	Nil	Commodities brokerage
Qingdao Zhengjin Zhida Trading Co., Ltd. (“CFO Qingdao Zhida”)	Qingdao, PRC	Dec. 21, 2015	Nil	Commodities brokerage
Tibet Zhisheng Gold Industry Co., Ltd. (“CFO Tibet Zhisheng”)	Tibet, PRC	Mar. 18, 2016	Nil	Commodities brokerage
Qingdao Zhengjin Taiji Trading Co., Ltd. (“CFO Qingdao Taiji”)	Qingdao, PRC	Mar. 23, 2016	Nil	Commodities brokerage
iTougu (Beijing) Network Technology Co., Ltd. (“CFO iTougu”)	Beijing, PRC	Dec. 8, 2014	Nil	Investment advisory service platform
Tibet Fortune Jinyuan Network Technology Co., Ltd. (“CFO Tibet”)	Tibet, PRC	Aug. 22, 2015	Nil	N/A
Beijing Zhongjun Sunshine Investment and Management Co., Ltd (“CFO Zhongjun Sunshine”)	Beijing, PRC	Sep. 30, 2013	Nil	Financial service

Schedule of significant VIEs and counterparts
VIE name	Contractual arrangement	Date counterpart

CFO Fuhua	May 27, 2004	CFO Beijing
CFO Newrand	October 17, 2008	CFO Zhengyong
CFO Qicheng	November 20, 2009	CFO Chuangying
CFO Chuangying	January 9, 2009	CFO Software
Stockstar Wealth Management	April 12, 2011	CFO Zhengtong
CFO Zhongheng Xintai	June 8, 2016	CFO Glory

Schedule of most important revenue-producing assets to operate commodities brokerage business
	December 31,
	2015	2016
Commodities brokerage business:
Commodities trading right	$966,222	$288,309
Customer relationship	573,312	-
	$1,539,534	$288,309

Schedule of financial statement amounts and balances of VIEs
	December 31,
	2015	2016
Assets

Current assets:
Cash and cash equivalents	$47,788,398	$41,551,367
Restricted cash	-	2,483,557
Accounts receivable – others, net	45,278,278	7,031,380
Short-term investment	-	16,443,831
Others	3,971,332	9,013,619
Total current assets	97,038,008	76,523,754

Property and equipment, net	4,311,095	5,103,126
Acquired intangible assets, net	1,539,534	288,309
Cost method investment	554,392	1,542,454
Equity method investment, net	1,228,269	1,019,009
Rental deposits	989,383	972,252
Guarantee fund deposits	5,850,623	5,760,309
Investment in subsidiaries	43,553,986	39,026,188
Deferred tax assets, non-current	4,982	2,230
Total assets	$155,070,272	$130,237,631
Third-party liabilities:

Current liabilities:
Accrued expenses and other current liabilities	$20,425,274	$38,761,329
Accounts payable	3,387,125	2,151,134
Total current liabilities	23,812,399	40,912,463
Non-current liabilities	571,924	149,679
Total third-party liabilities	$24,384,323	$41,062,142
Inter-company liabilities	$44,591,484	$3,397,736

	Year ended December 31,
	2014	2015	2016

Net revenues	$98,207,958	$136,412,062	$71,559,226
Net income (loss)	$12,305,855	$49,300,399	$(1,815,389)

	Year ended December 31,
	2014	2015	2016

Net cash provided by (used in) operating activities	$3,204,749	$(835,965)	$(8,473,669)
Net cash (used in) provided by investing activities	(5,685,885)	38,523,306	(4,211,878)
Net cash provided by (used in) financing activities	1,430,739	(6,061,473)	9,559,794
Effect of exchange rate changes	$(95,269)	$(1,452,505)	$(3,111,278)